Interests in Subsidiaries	12 Months Ended
Dec. 31, 2025
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Interests in Subsidiaries

Note 27 Interests in Subsidiaries

Information about Principal Subsidiaries

The Company’s material subsidiaries at December 31, 2025, and 2024, respectively, are set out in the following table. Unless otherwise stated, each entity has share capital consisting solely of ordinary shares that are held by the Company, and the proportion of ownership interest held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business. The functional currency of each of the Company’s entities is the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in U.S. dollars (See Note 1 – Summary of Material Accounting Policy Information).

			Ownership interest held of the Company
	Place of business / country of	Functional	2025	2024	Principal
Name of entity	incorporation	Currency	%	%	activities
MD South Tenements Pty Ltd	Australia	AUD	—	100%	Graphite exploration
NOVONIX Battery Technology Solutions, Inc.	Canada	CAN	100%	100%	Battery technology services
NOVONIX Corp	USA	USD	100%	100%	Investment and management
NOVONIX Anode Materials, LLC	USA	USD	100%	100%	Battery materials development and production
NOVONIX 1029, LLC	USA	USD	100%	100%	Real estate borrower

On September 24, 2025, the Company sold MD South Tenements Pty Ltd, the holder of the Mt Dromedary Natural Graphite Project in Queensland (refer note 16).